Loss on Divestitures (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Divestitures [Line Items]
Selling Expense	R$ 3,311,464	R$ 3,238,628	R$ 4,399,936	R$ 4,383,163	R$ 4,719,811
PT Portugal SGPS, S.A. ("PT Portugal")
Divestitures [Line Items]
Allowance for loss					3,800,000
Selling Expense					1,300,000
Revenue related to cash proceeds received directly by the Company					700,000
Gain on cumulative foreign exchange differences					500,000
Actuarial losses from pensions and postretirement benefits plans					R$ 700,000